Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information
22.      Segment Information

Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expenses; for which separate financial information is available; and whose operating results are regularly reviewed by the chief operating decision maker to assess the performance of the individual segment and make decisions about resources to be allocated to the segment.

During the year ended December 31, 2012, the Company changed the composition of its operating segments from four reportable segments to six reportable segments.  This change was made to align operating segments with the basis that the chief operating decision maker uses to review financial information to make operating decisions, assess performance, develop strategy and allocate capital resources.  All prior period disclosures below have been recast to present results on a comparable basis.

Retirement Centers.  The Company's Retirement Centers segment includes owned or leased communities that are primarily designed for middle to upper income senior citizens age 75 and older who desire an upscale residential environment providing the highest quality of service.  The majority of the Company's retirement center communities consist of both independent living and assisted living units in a single community, which allows residents to "age-in-place" by providing them with a continuum of senior independent and assisted living services.

Assisted Living.  The Company's Assisted Living segment includes owned or leased communities that offer housing and 24-hour assistance with activities of daily life to mid-acuity frail and elderly residents.  Assisted living communities include both freestanding, multi-story communities and freestanding single story communities.  The Company also operates memory care communities, which are freestanding assisted living communities specially designed for residents with Alzheimer's disease and other dementias.

CCRCs - Rental.  The Company's CCRCs - Rental segment includes large owned or leased communities that offer a variety of living arrangements and services to accommodate all levels of physical ability and health.  Most of the Company's CCRCs have independent living, assisted living and skilled nursing available on one campus or within the immediate market, and some also include memory care/Alzheimer's units.

CCRCs - Entry Fee.  The communities in the Company's CCRCs - Entry Fee segment are similar to those in the Company's CCRCs - Rental segment but allow for residents in the independent living apartment units to pay a one-time upfront entrance fee, which is partially refundable in certain circumstances.  The amount of the entrance fee varies depending upon the type and size of the dwelling unit, the type of contract plan selected, whether the contract contains a lifecare benefit for the resident, the amount and timing of refund, and other variables.  In addition to the initial entrance fee, residents under all entrance fee agreements also pay a monthly service fee, which entitles them to the use of certain amenities and services.  Since entrance fees are received upon initial occupancy, the monthly fees are generally less than fees at a comparable rental community.

ISC.  The Company's ISC segment includes the outpatient therapy, home health and hospice services provided to residents of many of the Company's communities, to other senior living communities that the Company does not own or operate and to seniors living outside of the Company's communities.  The ISC segment does not include the therapy services provided in the Company's skilled nursing units, which are included in the Company's CCRCs - Rental and CCRCs - Entry Fee segments.

Management Services.  The Company's management services segment includes communities operated by the Company pursuant to management agreements.  In some of the cases, the controlling financial interest in the community is held by third parties and, in other cases, the community is owned in a joint venture structure in which the Company has an ownership interest.  Under the management agreements for these communities, the Company receives management fees as well as reimbursed expenses, which represent the reimbursement of expenses it incurs on behalf of the owners.

The accounting policies of the Company's reportable segments are the same as those described in the summary of significant accounting policies.

The following table sets forth selected segment financial and operating data (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Revenue(1):
Retirement Centers	$503,902	$473,842	$463,260
Assisted Living	1,013,337	964,585	945,469
CCRCs - Rental	385,479	364,095	339,920
CCRCs - Entry Fee	285,701	282,020	267,441
ISC	224,517	205,780	189,968
Management Services(2)	355,802	166,161	72,862
	$2,768,738	$2,456,483	$2,278,920
Segment Operating Income(3):
Retirement Centers	$205,585	$198,439	$196,647
Assisted Living	361,184	339,928	331,220
CCRCs - Rental	106,063	116,849	108,929
CCRCs - Entry Fee	61,405	68,550	64,470
ISC	47,780	57,985	66,862
Management Services	30,786	13,595	5,591
	812,803	795,346	773,719

General and administrative (including non-cash stock-based compensation expense)	178,829	148,327	131,709
Facility lease expense	284,025	274,858	270,905
Depreciation and amortization:
Retirement Centers	61,060	60,275	60,869
Assisted Living	81,801	82,843	93,066
CCRCs - Rental	31,205	30,776	30,655
CCRCs - Entry Fee	52,840	54,794	56,006
ISC	2,220	1,699	1,169

Corporate and Management Services	23,155	38,119	50,576
Gain on sale of communities, net	—	—	(3,298)
Asset impairment	27,677	16,892	13,075
Loss (gain) on acquisition	636	(1,982)	―
(Gain) loss on facility lease termination	(11,584)	—	4,608
Income from operations	$80,939	$88,745	$64,379

Total interest income:
Retirement Centers	$184	$311	$19
Assisted Living	9	18	17
CCRCs - Rental	28	35	29
CCRCs - Entry Fee	3,378	2,263	941
ISC	—	—	—
Corporate and Management Services	413	911	1,232
	$4,012	$3,538	$2,238
Total interest expense:
Retirement Centers	$29,025	$28,444	$33,298
Assisted Living	57,634	58,453	65,086
CCRCs - Rental	17,336	15,324	15,433
CCRCs - Entry Fee	13,792	20,316	23,867
ISC	—	—	—
Corporate and Management Services	28,996	19,641	8,038
	$146,783	$142,178	$145,722

Total expenditures for property, plant and equipment, and leasehold intangibles:
Retirement Centers	$58,876	$45,891	$22,760
Assisted Living	68,675	43,955	24,687
CCRCs - Rental	21,916	20,615	12,077
CCRCs - Entry Fee	24,890	16,255	16,314
ISC	6,037	2,715	4,260
Corporate and Management Services	28,018	30,700	13,583
	$208,412	$160,131	$93,681

	As of December 31,
	2012	2011	2010
Total assets:
Retirement Centers	$1,256,497	$1,047,388	$1,080,410
Assisted Living	1,438,934	1,451,612	1,448,029
CCRCs - Rental	534,220	518,993	529,428
CCRCs - Entry Fee	951,584	1,021,938	1,096,714
ISC	90,357	78,137	67,845
Corporate and Management Services	394,386	347,993	308,044
	$4,665,978	$4,466,061	$4,530,470

(1)	All revenue is earned from external third parties in the United States.

(2)	Management services segment revenue includes reimbursements for which the Company is the primary obligor of costs incurred on behalf of managed communities.

(3)	Segment operating income is defined as segment revenues less segment operating expenses (excluding depreciation and amortization).